Investment Strategy - REX FANG & Innovation Equity Premium Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the third paragraph under the section “PRINCIPAL INVESTMENT STRATEGIES – About the Fund’s Strategy” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.
This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 844-802-4004.